24. Deferred revenue (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 391	R$ 263
Deferred revenue, current	365	250	R$ 146
Deferred revenue, noncurrent	26	13	R$ 22
Deferred Revenue in Relation to Sale of Real Estate Property [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	10	16
Additional or Extended Warranties [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	16	19
Services Rendering Agreement - Allpark [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	9	11
Revenue from Credit Card Operators and Banks [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	84	44
Back Lights [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	142	134
Gift Card [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	99	8
Others [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 31	R$ 31